Average Annual Total Returns			12 Months Ended	16 Months Ended		60 Months Ended	115 Months Ended	120 Months Ended	167 Months Ended
		Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [10]	Dec. 31, 2025	Dec. 31, 2025 [5]
Emerald Finance and Banking Innovation Fund | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%			13.15%		14.29%
Emerald Finance and Banking Innovation Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%			6.09%		9.62%
Emerald Finance and Banking Innovation Fund | Russell 2000 Financial Services Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.81%			9.09%		8.76%
Emerald Finance and Banking Innovation Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.78%			(2.48%)		3.27%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		6.78%			(3.28%)		2.27%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.01%			(2.02%)		2.42%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]		10.47%			(2.16%)		3.11%
Performance Inception Date		Jul. 01, 2000
Emerald Finance and Banking Innovation Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]		12.61%			(1.18%)		4.14%
Performance Inception Date		Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]		12.03%			(1.59%)		3.75%
Performance Inception Date		Mar. 16, 2010
Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			32.48%			4.32%		7.71%	6.57%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]		31.07%			3.20%		6.67%	5.57%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]		19.64%			3.07%		5.97%	5.04%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Institutional Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		28.78%			4.18%		8.57%	5.30%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Institutional Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		29.76%			4.76%		8.66%	5.06%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[9]		32.45%			4.23%		7.61%	6.46%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Investor Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[9]		28.78%			4.18%		8.57%	5.30%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Investor Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		29.76%			4.76%		8.66%	5.06%
Performance Inception Date		Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent			32.23%	16.01%	[5]
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Growth and Income Fund | Retail Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.78%	20.87%	[5]
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Growth and Income Fund | Retail Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			29.76%	19.55%	[5]
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			37.77%			10.52%	8.98%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]		35.68%			9.26%	7.81%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]		22.97%			7.84%	6.76%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Institutional Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		28.78%			4.18%	8.74%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Institutional Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		29.76%			4.76%	8.81%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[14]		37.48%			10.39%	8.86%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Investor Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12],[14]		28.78%			4.18%	8.74%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Investor Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13],[14]		29.76%			4.76%	8.81%
Performance Inception Date		May 31, 2016
Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent			37.27%	22.95%	[10]
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Value Fund | Retail Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		28.78%	20.87%	[10]
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Value Fund | Retail Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		29.76%	19.55%	[10]
Performance Inception Date		Aug. 30, 2024

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
[4]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[5]	Inception date for the Institutional Class and Investor Class is February 15, 2012. Inception date for the Retail Class is August 30, 2024.
[6]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[7]	Broad-based securities market index.
[8]	Additional index.
[9]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[10]	Inception date for the Institutional Class and Investor Class is May 31, 2016. Inception date for the Retail Class is August 30, 2024.
[11]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[12]	Broad-based securities market index.
[13]	Additional index.
[14]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.